Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	£ 2,020
31 December	1,970	£ 2,020
Non-current assets	104,530	138,137
Current assets	14,186	15,409
Non-current liabilities	(50,109)	(59,983)
Current liabilities	(15,673)	(17,853)
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	2,020	1,948
Dividends	(559)	(438)	£ (392)
Additions (note 27(c))	13	39
Other equity movements	(23)	(4)
31 December	1,970	2,020	1,948
Non-current assets	1,331	1,400
Current assets	1,168	1,138
Non-current liabilities	(78)	(75)
Current liabilities	(451)	(443)
Groups Share in Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Total comprehensive income (note 9)	473	467	£ 412
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends	(545)	(427)
Non-current assets	4,261	4,402
Current assets	3,622	3,465
Non-current liabilities	(240)	(233)
Current liabilities	(1,267)	(1,244)
Market value of investments in associates	15,767	12,059
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	106
31 December	64	106
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	49
31 December	55	49
Other Lead Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 175	£ 206